UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

DATE OF REPORTING PERIOD: JUNE 30, 2009

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
June 30, 2009

Principal			Interest
Amount		Security	Rate*		Value
		CORPORATE NOTES-64.3%
$1,200	M	3M Co., 11/6/09		1.07%	$1,216,821
9,000	M	Abbott Laboratories, 7/22/09	(a)	0.22	8,998,845
8,000	M	BASF SE, 8/27/09	(a)	0.40	7,994,930
4,880	M	Bellsouth Capital Funding Corp., 2/15/10		1.20	5,076,381
4,400	M	BP Capital Markets PLC, 3/15/10		1.55	4,501,855
4,000	M	Coca-Cola Co., 7/13/09	(a)	0.20	3,999,733
8,000	M	Colgate-Palmolive Co., 7/2/09	(a)	0.18	7,999,960
		DuPont (E.I.) de Nemours & Co.:
2,605	M	10/15/09		1.55	2,644,743
1,475	M	10/15/09		0.80	1,500,731
2,350	M	Electric Data Systems Corp., 10/15/09		1.41	2,388,585
		Fannie Mae:
4,800	M	8/7/09		0.17	4,799,161
3,000	M	11/27/09		0.29	2,996,399
		General Electric Capital Corp.:
1,000	M	9/1/09		2.25	1,003,122
4,000	M	9/15/09		2.59	4,023,222
3,725	M	1/19/10		1.30	3,847,833
7,350	M	Hershey Foods Corp., 9/24/09	(a)	0.22	7,346,182
2,675	M	International Business Machines Corp., 9/15/09		1.46	2,690,757
3,095	M	John Deere Capital Corp., 7/15/09		1.40	3,098,552
2,500	M	Johnson & Johnson, 9/21/09	(a)	0.22	2,498,747
4,150	M	Medtronic, Inc., 7/30/09	(a)	0.21	4,149,298
5,000	M	Merck & Co., Inc., 7/21/09		0.20	4,999,444
7,200	M	Paccar Financial Corp., 8/13/09		0.29	7,197,548
7,000	M	Pfizer, Inc., 8/5/09	(a)	0.19	6,998,707
		Pitney Bowes Credit Corp.:
5,000	M	9/15/09		1.80	5,068,901
1,585	M	9/15/09		3.17	1,602,265
800	M	9/15/09		1.27	811,870
		Procter & Gamble Co.:
345	M	8/10/09		2.50	347,248
1,500	M	9/15/09		0.99	1,518,101
2,000	M	Procter & Gamble International Funding SCA, 7/6/09	(b)	2.10	2,000,871
4,500	M	SBC Communications, Inc., 9/15/09		1.70	4,522,150
		Wal-Mart Stores, Inc.:
3,000	M	8/10/09		2.27	3,015,091
2,500	M	8/10/09		2.50	2,511,871
2,000	M	8/10/09		1.46	2,011,848
1,500	M	8/10/09		1.90	1,508,120
Total Value of Corporate Notes (cost $126,889,892)					126,889,892
		FLOATING RATE NOTES-31.8%
3,325	M	AstraZeneca PLC, 9/11/09		0.95	3,327,917
5,400	M	BP Capital Markets PLC, 3/17/10		0.82	5,412,194
5,000	M	Federal Farm Credit Bank, 4/9/10		0.64	5,000,305
5,000	M	Federal Home Loan Bank, 10/13/09		1.06	5,002,347
		Freddie Mac:
7,000	M	9/21/09		0.30	7,000,292
2,250	M	10/8/09		0.24	2,248,928
4,000	M	1/8/10		0.63	4,001,040
1,600	M	Honeywell International, Inc., 7/27/09		1.14	1,600,279
6,750	M	IBM International Group Capital, LLC, 7/29/09		1.39	6,750,474
4,210	M	Monongallia Health Systems Inc., 7/1/40		0.90	4,210,000
700	M	Port Blakely Community WA Rev., 2/15/21		0.90	700,000
2,880	M	Procter & Gamble Co., 3/9/10		0.81	2,884,716
3,500	M	Procter & Gamble International Funding SCA, 7/6/09	(b)	1.18	3,500,063
3,000	M	Toyota Motor Credit Corp., 1/29/10		2.30	3,000,000
3,175	M	University of Oklahoma Hospital Rev., 8/15/21		0.70	3,175,000
5,000	M	Walt Disney Co., 9/10/09		0.75	5,000,565
Total Value of Floating Rate Notes (cost $62,814,120)					62,814,120
		U.S. GOVERNMENT AGENCY OBLIGATIONS-1.8%
		Federal Home Loan Bank:
1,500	M	1/6/10		0.93	1,519,627
2,000	M	1/26/10		1.00	1,998,518
Total Value of U.S. Government Agency Obligations (cost $3,518,145)					3,518,145
		BANKERS' ACCEPTANCES-1.2%
2,500	M	Banc of America Funding Corp., 9/8/09 (cost $2,497,028)		0.62	2,497,028
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.8%
1,500	M	U.S. Treasury Bills, 7/30/09 (cost $1,499,793)		0.17	1,499,793
Total Value of Investments (cost $197,218,978)**		99.9%			197,218,978
Other Assets, Less Liabilities		.1			214,274
Net Assets		100.0%			$197,433,252

* The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2009.

** Aggregate cost for federal income tax purposes is the same.

(a) Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2009, the Fund held eight Section 4(2) securities with an aggregate value of $49,986,402 representing 25.3% of the Fund's net assets.

(b) Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2009, the Fund held two 144A securities with an aggregate value of $5,500,934 representing 2.8% of the Fund's net assets.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Notes	$-	$126,889,892	$-	$126,889,892
Floating Rate Notes	-	62,814,120	-	62,814,120
U.S. Government Agency	-
Obligations	-	3,518,145	-	3,518,145
Bankers' Acceptances	-	2,497,028	-	2,497,028
Short-Term U.S. Government
Obligations	-	1,499,793	-	1,499,793
Total Investments in Securities	$-	$197,218,978	$-	$197,218,978

Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2009

Principal
Amount		Security	Value
		MORTGAGE-BACKED CERTIFICATES-99.6%
		Fannie Mae-7.5%
$10,319	M	5.5%, 7/1/2033 - 12/1/2035	$10,714,013
10,321	M	6%, 1/1/2036 - 12/1/2037	10,805,757
			21,519,770
		Government National Mortgage Association I Program-92.1%
74,636	M	5%, 5/15/2033 - 6/15/2039	76,359,883
83,415	M	5.5%, 3/15/2033 - 4/15/2039	86,505,194
69,022	M	6%, 3/15/2031 - 12/15/2038	72,242,168
22,172	M	6.5%, 10/15/2028 - 12/15/2038	23,880,801
3,760	M	7%, 4/15/2032 - 4/15/2034	4,108,228
1,279	M	7.5%, 7/15/2023 - 6/15/2034	1,398,330
			264,494,604
Total Value of Mortgage-Backed Certificates (cost $279,572,014)			286,014,374
		SHORT-TERM INVESTMENTS-.3%
		Money Market Fund
788	M	First Investors Cash Reserve Fund, .61% (cost $788,000)*	788,000
Total Value of Investments (cost $280,360,014)		99.9%	286,802,374
Other Assets, Less Liabilities		.1	161,673
Net Assets		100.0%	$286,964,047

* Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2009.

At June 30, 2009, the cost of investments for federal income tax purposes was $280,360,014. Accumulated net unrealized appreciation on investments was $6,442,360, consisting of $6,805,954 gross unrealized appreciation and $363,594 gross unrealized depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -		Level 2 -	Level 3 -
	Quoted		Other Significant	Significant
	Prices		Observable Inputs	Unobservable Inputs		Total

Mortgage-Backed Certificates		$-	$286,014,374		$-		$286,014,374
Money Market Fund		788,000	-		-		788,000
Total Investments in Securities		$788,000	$286,014,374		$-		$286,802,374

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2009

Principal
Amount		Security		Value
		CORPORATE BONDS-83.0%
		Aerospace/Defense-.6%
$1,800	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	$1,811,212
		Automotive-3.4%
10,301	M	Daimler Finance NA, LLC, 6.5%, 2013		10,481,175
		Chemicals-1.7%
1,700	M	Cabot Corp., 5.25%, 2013	(a)	1,646,430
500	M	Potash Corp. of Saskatchewan, Inc., 6.5%, 2019		539,749
		Yara International ASA:
1,225	M	5.25%, 2014	(a)	1,172,813
1,800	M	7.875%, 2019	(a)	1,879,038
				5,238,030
		Consumer Durables-.5%
1,650	M	Black & Decker Corp., 5.75%, 2016		1,554,940
		Consumer Non-Durables-.5%
1,600	M	Newell Rubbermaid, Inc., 6.75%, 2012		1,625,880
		Energy-13.9%
3,900	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	3,994,883
2,400	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)	2,507,966
850	M	Kinder Morgan Finance Co., 5.35%, 2011		837,250
2,800	M	Nabors Industries, Inc., 6.15%, 2018		2,692,295
		Nexen, Inc.:
2,000	M	5.05%, 2013		2,016,808
2,250	M	7.875%, 2032		2,448,029
1,800	M	6.4%, 2037		1,658,335
2,000	M	Northern Border Partners, LP, 7.1%, 2011		2,113,878
		Pacific Energy Partners, LP:
2,150	M	7.125%, 2014		2,202,909
3,200	M	6.25%, 2015		3,073,254
900	M	Plains All American Pipeline, LP, 8.75%, 2019		1,023,002
7,200	M	Rockies Express Pipeline, LLC, 6.25%, 2013	(a)	7,254,432
5,800	M	Spectra Energy Capital, LLC, 6.2%, 2018		5,705,344
4,400	M	Suncor Energy, Inc., 6.85%, 2039		4,340,138
900	M	Valero Energy Corp., 10.5%, 2039		1,106,982
				42,975,505

		Financial Services-8.4%
5,040	M	Amvescap PLC, 5.375%, 2013		4,410,307
1,900	M	Bank of America Corp., 5.65%, 2018		1,681,707
		Citigroup, Inc.:
2,700	M	5.5%, 2013		2,532,662
2,400	M	6.125%, 2017		2,107,534
7,460	M	CoBank, ACB, 7.875%, 2018	(a)	7,156,415
1,800	M	Compass Bank, 6.4%, 2017		1,592,869
625	M	Greenpoint Bank, 9.25%, 2010		634,133
2,420	M	Hibernia Corp., 5.35%, 2014		1,992,587
2,900	M	Royal Bank of Scotland Group PLC, 5%, 2014		2,320,821
1,600	M	SunTrust Bank, Inc., 7.25%, 2018		1,574,944
				26,003,979
		Financials-8.0%
1,800	M	American Express Co., 7%, 2018		1,750,664
		American General Finance Corp.:
875	M	8.125%, 2009		857,034
1,800	M	6.9%, 2017		975,951
1,500	M	Bear Stearns Cos., Inc., 7.25%, 2018		1,583,509
1,170	M	ERAC USA Finance Co., 8%, 2011	(a)	1,164,438
2,363	M	Ford Motor Credit Co., 9.75%, 2010		2,264,120
900	M	General Electric Capital Corp., 5.9%, 2014		919,557
		Goldman Sachs Group, Inc.:
500	M	6.15%, 2018		487,598
1,600	M	6.45%, 2036		1,360,781
2,750	M	6.75%, 2037		2,451,897
6,700	M	Merrill Lynch & Co., 5.45%, 2013		6,526,303
		Morgan Stanley:
1,425	M	5.3%, 2013		1,444,524
1,100	M	6.625%, 2018		1,098,394
2,300	M	UBS AG, 5.875%, 2016		1,993,615
				24,878,385
		Food/Beverage/Tobacco-5.1%
4,600	M	Altria Group, Inc., 10.2%, 2039		5,449,514
1,980	M	Bunge Limited Finance Corp., 5.875%, 2013		1,972,518
1,900	M	Cargill, Inc., 6%, 2017	(a)	1,894,292
1,600	M	ConAgra Foods, Inc., 5.875%, 2014		1,698,043
4,600	M	Philip Morris International, Inc., 5.65%, 2018		4,830,097
				15,844,464
		Food/Drug-.7%
2,000	M	Kroger Co., 6.75%, 2012		2,163,688
		Forest Products/Containers-.7%
2,200	M	International Paper Co., 9.375%, 2019		2,246,176
		Health Care-1.8%
880	M	Hospira, Inc., 6.4%, 2015		927,467
2,400	M	Novartis, 5.125%, 2019		2,460,043
1,000	M	Pfizer, Inc., 6.2%, 2019		1,095,638
1,000	M	Roche Holdings, Inc., 6%, 2019		1,068,245
				5,551,393

		Industrials-1.2%
		Harley-Davidson Funding Corp.:
1,800	M	5%, 2010	(a)	1,773,542
2,365	M	6.8%, 2018	(a)	2,055,192
				3,828,734
		Information Technology-1.2%
900	M	Dell, Inc., 5.875%, 2019		920,358
900	M	Pitney Bowes, Inc., 5%, 2015		934,637
1,750	M	Xerox Corp., 6.875%, 2011		1,812,134
				3,667,129
		Manufacturing-.8%
1,750	M	Briggs & Stratton Corp., 8.875%, 2011		1,787,187
900	M	Crane Co., 6.55%, 2036		779,296
				2,566,483
		Media-Broadcasting-4.2%
3,950	M	British Sky Broadcasting Group PLC, 9.5%, 2018	(a)	4,728,727
2,600	M	Comcast Cable Communications, Inc., 7.125%, 2013		2,862,488
		Cox Communications, Inc.:
2,000	M	4.625%, 2013		1,969,476
3,100	M	8.375%, 2039	(a)	3,466,597
				13,027,288
		Media-Diversified-10.9%
3,208	M	Dun & Bradstreet Corp., 6%, 2013		3,218,728
		McGraw-Hill Cos., Inc.:
1,800	M	5.9%, 2017		1,726,018
2,300	M	6.55%, 2037		2,110,986
6,900	M	News America, Inc., 5.3%, 2014		6,957,463
4,500	M	Thomson Reuters Corp., 5.95%, 2013		4,607,478
		Time Warner Cable, Inc.:
4,430	M	6.2%, 2013		4,671,754
2,700	M	6.75%, 2018		2,816,967
		Time Warner, Inc.:
3,550	M	6.875%, 2012		3,800,034
1,000	M	9.125%, 2013		1,101,836
2,800	M	Walt Disney Co., 4.5%, 2013		2,921,820
				33,933,084
		Real Estate Investment Trusts-.5%
200	M	AvalonBay Communities, Inc., 6.625%, 2011		206,513
1,350	M	Duke Realty, LP, 7.75%, 2009		1,353,433
				1,559,946
		Telecommunications-4.3%
3,000	M	AT&T, Inc., 5.8%, 2019		3,051,498
6,100	M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013		6,404,298
1,359	M	GTE Corp., 6.84%, 2018		1,417,387
2,400	M	Verizon Wireless Capital, LLC, 5.55%, 2014	(a)	2,550,478
				13,423,661
		Transportation-1.2%
3,300	M	GATX Corp., 8.75%, 2014		3,472,739
300	M	Union Pacific Railroad Co., 7.28%, 2011		313,453
				3,786,192

		Utilities-12.3%
1,800	M	Consumers Energy Co., 6.875%, 2018		1,917,914
4,800	M	DCP Midstream, LLC, 9.75%, 2019	(a)	5,359,349
8,250	M	E. ON International Finance BV, 5.8%, 2018	(a)	8,598,191
2,100	M	Electricite de France SA 6.95%, 2039	(a)	2,365,566
2,400	M	Enbridge Energy Partners, LP, 7.5%, 2038		2,417,153
1,800	M	Energy Transfer Partners, LP, 8.5%, 2014		2,020,973
2,650	M	Entergy Gulf States, Inc., 5.25%, 2015		2,531,940
960	M	Great River Energy Co., 5.829%, 2017	(a)	925,514
5,000	M	Maritimes & Northeast Pipeline, LLC, 7.5%, 2014	(a)	4,995,390
1,400	M	OGE Energy Corp., 5%, 2014		1,334,512
775	M	PSI Energy, Inc., 8.85%, 2022		967,856
1,510	M	Public Service Electric & Gas Co., 6.75%, 2016		1,681,685
2,575	M	Trans-Canada Pipelines, Ltd., 7.625%, 2039		3,014,954
				38,130,997
		Waste Management-1.1%
		Allied Waste NA, Inc.:
500	M	5.75%, 2011		503,944
900	M	7.25%, 2015		914,557
1,900	M	7.125%, 2016		1,912,071
				3,330,572
Total Value of Corporate Bonds (cost $251,700,419)				257,628,913
		U.S. GOVERNMENT AGENCY OBLIGATIONS-4.7%
4,500	M	Fannie Mae, 4.02%, 2015		4,604,171
5,500	M	Federal Farm Credit Bank, 5.37%, 2018		5,505,709
1,000	M	Federal Home Loan Bank, 7.23%, 2015		1,071,599
		Freddie Mac:
1,000	M	5.5%, 2019		1,007,731
2,500	M	6%, 2017		2,501,793
Total Value of U.S. Government Agency Obligations (cost $14,493,865)				14,691,003
		FLOATING RATE NOTES(b)-4.7%
		Financial-3.5%
2,300	M	General Electric Capital Corp., 1.396%, 2026		1,522,602
4,500	M	Goldman Sachs Group, Inc., 1.501%, 2015		3,879,698
2,800	M	HSBC Finance Corp., 1.098%, 2016		2,143,509
3,800	M	Morgan Stanley, 1.611%, 2015		3,261,274
				10,807,083
		Financial Services-1.2%
4,800	M	Wachovia Bank, .959%, 2016		3,795,422
Total Value of Floating Rate Notes (cost $11,490,930)				14,602,505
		MORTGAGE-BACKED CERTIFICATES-4.0%
		Fannie Mae
1,171	M	6%, 4/1/2039		1,225,463
8,671	M	5.5%, 8/1/2038 - 10/1/2038		8,964,110
2,135	M	6%, 11/1/2038		2,234,318
Total Value of Mortgage-Backed Certificates (cost $12,139,497)				12,423,891
		U.S. GOVERNMENT OBLIGATIONS-.3%
906	M	FDA Queens LP, 6.99%, 2017 (cost $1,020,732)	(a)	1,030,203
		PASS THROUGH CERTIFICATES-.1%
		Transportation
423	M	American Airlines, Inc., 7.377%, 2019 (cost $411,828)		224,066

		SHORT-TERM INVESTMENTS-2.9%
		Money Market Fund
9,080	M	First Investors Cash Reserve Fund, .61% (cost $9,080,000)(c)	9,080,000
Total Value of Investments (cost $300,337,271)		99.7%	309,680,581
Other Assets, Less Liabilities		.3%	851,482
Net Assets		100.0%	$310,532,063

(a) Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2009, the Fund held twenty-one 144A securities with an aggregate value of $68,330,668 representing 22.0% of the Fund's net assets.

(b) The interest rates on floating rate notes are detemined and reset periodically by and are the rates in effect on June 30, 2009.

(c) Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2009.

At June 30, 2009, the cost of investments for federal income tax purposes was $300,369,926. Accumulated net unrealized appreciation on investments was $9,310,655, consisting of $14,773,639 gross unrealized appreciation and $5,462,984 gross unrealized depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$257,628,913	$-	$257,628,913
U.S. Government Agency
Obligations	-	14,691,003	-	14,691,003
Floating Rate Notes	-	14,602,505	-	14,602,505
Mortgage-Backed Certificates	-	12,423,891	-	12,423,891
U.S. Government Obligations	-	1,030,203	-	1,030,203
Pass Through Certificates	-	224,066	-	224,066
Money Market Fund	9,080,000	-	-	9,080,000
Total Investments in Securities	$9,080,000	$300,600,581	$-	$309,680,581

Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2009

Principal
Amount
Shares or
Warrants		Security			Value
		CORPORATE BONDS-94.9%
		Aerospace/Defense-3.4%
$ 4,775	M	Alliant Techsystems, Inc., 6.75%, 2016			$ 4,404,937
5,508	M	DynCorp International, LLC, 9.5%, 2013			5,315,220
4,375	M	L-3 Communications Corp., 7.625%, 2012			4,396,875
					14,117,032
		Automotive-.7%
2,700	M	Accuride Corp., 8.5%, 2015			553,500
2,500	M	Goodyear Tire & Rubber Co., 10.5%, 2016			2,537,500
					3,091,000
		Building Materials-1.3%
2,200	M	Building Materials Corp., 7.75%, 2014			1,969,000
1,375	M	Interface, Inc., 11.375%, 2013	(a)		1,430,000
475	M	Masco Corp., 7.125%, 2013			422,105
1,025	M	Mohawk Industries, Inc., 7.2%, 2012			1,006,990
900	M	NTK Holdings, Inc., 0%-10.75%, 2014		(b)	76,500
500	M	Owens Corning, Inc., 9%, 2019			485,766
					5,390,361
		Capital Goods-2.1%
		Belden CDT, Inc.:
7,650	M	7%, 2017			6,808,500
1,900	M	9.25%, 2019	(a)		1,850,125
					8,658,625
		Chemicals-5.0%
625	M	Ashland, Inc., 9.125%, 2017	(a)		651,562
2,600	M	Dow Chemical Co., 8.55%, 2019			2,608,915
		Huntsman, LLC:
1,636	M	11.625%, 2010			1,680,990
4,515	M	11.5%, 2012			4,594,012
4,800	M	Newmarket Corp., 7.125%, 2016			4,344,000
4,500	M	Terra Capital, Inc., 7%, 2017			4,134,375
3,075	M	Westlake Chemical Corp., 6.625%, 2016			2,706,000
					20,719,854
		Consumer Durables-.4%
1,550	M	Sealy Mattress Co., 10.875%, 2016	(a)		1,631,375
		Consumer Non-Durables-1.4%
3,815	M	GFSI, Inc., 10.5%, 2011	(a)	(c)	2,880,325
3,125	M	Levi Strauss & Co., 9.75%, 2015			3,085,938
					5,966,263

		Energy-12.9%
5,275	M	Basic Energy Services, Inc., 7.125%, 2016			4,220,000
		Berry Petroleum Co.:
1,475	M	10.25%, 2014			1,497,125
1,200	M	8.25%, 2016			1,035,000
3,600	M	Calfrac Holdings, LP, 7.75%, 2015	(a)		3,114,000
		Chesapeake Energy Corp.:
1,800	M	7.5%, 2014			1,714,500
8,850	M	6.625%, 2016			7,810,125
4,500	M	Cimarex Energy Co., 7.125%, 2017			3,982,500
2,525	M	Complete Production Services, Inc., 8%, 2016			2,171,500
4,400	M	Connacher Oil & Gas, Ltd., 10.25%, 2015	(a)		2,684,000
5,900	M	Delta Petroleum Corp., 7%, 2015			3,215,500
3,100	M	Hilcorp Energy I, LP, 9%, 2016	(a)		2,712,500
		Linn Energy, LLC:
1,275	M	11.75%, 2017	(a)		1,246,313
1,750	M	9.875%, 2018			1,548,750
		Mariner Energy, Inc.:
475	M	7.5%, 2013			434,625
2,750	M	11.75%, 2016			2,750,000
3,501	M	National Oilwell Varco, Inc., 6.125%, 2015			3,336,498
950	M	Pacific Energy Partners, LP, 7.125%, 2014			973,379
925	M	Penn Virginia Corp., 10.375%, 2016			945,813
2,625	M	Plains Exploration & Production Co., 7.625%, 2018			2,369,063
1,450	M	Quicksilver Resources, Inc., 11.75%, 2016			1,508,000
2,075	M	Sandridge Energy, Inc., 9.875%, 2016	(a)		2,012,750
2,600	M	Stewart & Stevenson, LLC, 10%, 2014			2,197,000
500	M	Titan Petrochemicals Group, Ltd., 8.5%, 2012	(a)		127,500
					53,606,441
		Food/Beverage/Tobacco-2.8%
3,725	M	Constellation Brands, Inc., 7.25%, 2016			3,464,250
3,725	M	JBS USA, LLC, 11.625%, 2014	(a)		3,538,750
		Land O'Lakes, Inc.:
1,800	M	9%, 2010			1,827,000
775	M	8.75%, 2011			780,812
2,075	M	Smithfield Foods, Inc., 10%, 2014	(a)		2,059,438
					11,670,250
		Food/Drug-1.4%
5,825	M	Ingles Markets, Inc., 8.875%, 2017	(a)		5,752,187
		Forest Products/Containers-3.2%
1,000	M	Crown Americas, LLC, 7.625%, 2017	(a)		970,000
2,000	M	Domtar Corp., 10.75%, 2017			1,930,000
300	M	Graphic Packaging International, Inc., 9.5%, 2017	(a)		297,000
1,425	M	Owens-Brockway Glass Container, Inc., 7.375%, 2016	(a)		1,389,375
4,400	M	Sappi Papier Holding, AG, 6.75%, 2012	(a)		2,951,533
2,025	M	Solo Cup Co., 10.5%, 2013	(a)		2,040,188
2,000	M	Tekni-Plex, Inc., 8.75%, 2013		(d)	1,172,500
		Verso Paper Holdings, LLC:
3,275	M	4.778%, 2014		(c)	1,555,625
925	M	11.5%, 2014	(a)		851,000
					13,157,221

		Gaming/Leisure-6.3%
1,050	M	Ameristar Casinos, Inc., 9.25%, 2014	(a)			1,076,250
400	M	Host Hotels & Resorts, LP, 9%, 2017	(a)			383,000
2,513	M	Isle of Capri Casinos, Inc., 7%, 2014				2,035,530
1,340	M	Las Vegas Sands Corp., 6.375%, 2015				998,300
2,610	M	Mandalay Resort Group, 6.375%, 2011				1,957,500
		MGM Mirage, Inc.:
1,740	M	6.625%, 2015				1,144,050
1,375	M	11.125%, 2017	(a)			1,464,375
2,000	M	Pinnacle Entertainment, Inc., 7.5%, 2015				1,720,000
1,275	M	Scientific Games International, Inc., 9.25%, 2019	(a)			1,281,375
		Speedway Motorsports, Inc.:
8,445	M	6.75%, 2013				8,149,425
1,275	M	8.75%, 2016	(a)			1,297,313
4,700	M	Universal City Development Partners, Ltd., 11.75%, 2010				4,488,500
250	M	Universal City Florida Holding Co., 5.778%, 2010		(c)		205,625
						26,201,243
		Health Care-9.9%
		Alliance Imaging, Inc.:
900	M	7.25%, 2012				877,500
3,150	M	7.25%, 2012				3,071,250
2,000	M	Biomet, Inc., 11.625%, 2017				1,970,000
6,375	M	Community Health Systems, Inc., 8.875%, 2015				6,279,375
1,000	M	Cooper Companies, Inc., 7.125%, 2015				937,500
4,350	M	DaVita, Inc., 7.25%, 2015				4,110,750
3,480	M	Fisher Scientific International, Inc., 6.125%, 2015				3,497,379
4,400	M	Genesis Health Ventures, Inc., 9.75%, 2011		(e)	(f)	2,750
5,700	M	HCA, Inc., 6.75%, 2013				5,044,500
4,000	M	Omnicare, Inc., 6.875%, 2015				3,630,000
3,025	M	Res-Care, Inc., 7.75%, 2013				2,843,500
		Tenet Healthcare Corp.:
3,450	M	7.375%, 2013				3,122,250
2,250	M	9.25%, 2015				2,070,000
4,500	M	Universal Hospital Services, Inc., 4.635%, 2015		(c)		3,645,000
						41,101,754
		Information Technology-1.3%
		Sanmina - SCI Corp.:
875	M	3.38%, 2014	(a)	(c)		721,875
1,300	M	8.125%, 2016				953,875
1,300	M	Seagate Technology HDD Holdings, 6.8%, 2016				1,121,250
1,350	M	Seagate Technology International, Inc., 10%, 2014	(a)			1,398,938
		Xerox Corp.:
500	M	6.4%, 2016				460,612
1,000	M	6.75%, 2017				911,311
						5,567,861
		Manufacturing-2.2%
		ESCO Corp.:
250	M	4.504%, 2013	(a)	(c)		196,562
2,000	M	8.625%, 2013	(a)			1,740,000
2,500	M	Itron, Inc., 7.75%, 2012				2,546,875
		Terex Corp.:
1,300	M	10.875%, 2016				1,306,500
4,500	M	8%, 2017				3,481,875
						9,271,812

		Media-Broadcasting-2.4%
5,250	M	Block Communications, Inc., 8.25%, 2015	(a)		4,620,000
4,400	M	LBI Media, Inc., 8.5%, 2017	(a)		2,337,500
3,196	M	Nexstar Finance Holdings, LLC, 11.375%, 2013			1,174,495
		Univision Communications, Inc.:
1,375	M	7.85%, 2011			1,361,250
475	M	12%, 2014	(a)		469,063
		Young Broadcasting, Inc.:
2,920	M	10%, 2011		(e)	7,300
4,900	M	8.75%, 2014		(e)	12,250
					9,981,858
		Media-Cable TV-7.8%
6,250	M	Atlantic Broadband Finance, LLC, 9.375%, 2014			5,375,000
6,900	M	Cablevision Systems Corp., 8%, 2012			6,865,500
		Charter Communications Holdings, LLC:
8,250	M	11.75%, 2011		(e)	66,000
2,000	M	8%, 2012	(a)		1,935,000
5,444	M	10%, 2015		(e)	29,942
1,875	M	CSC Holdings, Inc., 8.5%, 2014	(a)		1,867,969
6,940	M	Echostar DBS Corp., 6.375%, 2011			6,749,150
		Mediacom LLC/Mediacom Capital Corp.:
4,000	M	7.875%, 2011			3,920,000
2,000	M	9.5%, 2013			1,915,000
		Quebecor Media, Inc.:
1,425	M	7.75%, 2016			1,298,531
1,000	M	7.75%, 2016	(a)		911,250
275	M	UPC Holding BV, 9.875%, 2018	(a)		262,969
1,350	M	Virgin Media Finance PLC, 9.5%, 2016			1,336,500
					32,532,811
		Media-Diversified-1.4%
3,450	M	Cenveo, Inc., 7.875%, 2013			2,432,250
2,000	M	Deluxe Corp., 7.375%, 2015			1,610,000
1,125	M	Interpublic Group of Cos., Inc., 10%, 2017	(a)		1,139,062
		MediaNews Group, Inc.:
2,625	M	6.875%, 2013		(e)	13,387
3,100	M	6.375%, 2014		(e)	15,810
425	M	WMG Acquisition Corp., 9.5%, 2016	(a)		425,000
					5,635,509
		Metals/Mining-5.7%
900	M	AK Steel Corp., 7.75%, 2012			877,500
425	M	Arch Western Finance, LLC, 6.75%, 2013			389,937
5,500	M	Massey Energy Co., 6.875%, 2013			5,060,000
1,750	M	Metals USA, Inc., 11.125%, 2015			1,445,938
1,550	M	Novelis, Inc., 7.25%, 2015			1,185,750
6,010	M	Russell Metals, Inc., 6.375%, 2014			4,905,663
		Teck Resources, Ltd.:
1,850	M	9.75%, 2014	(a)		1,916,593
2,825	M	10.25%, 2016	(a)		2,962,823
1,350	M	10.75%, 2019	(a)		1,453,486
2,450	M	United States Steel Corp., 5.65%, 2013			2,206,928
1,325	M	Vedanta Resources PLC, 9.5%, 2018	(a)		1,106,375
					23,510,993

		Real Estate Investment Trusts-1.6%
		Developers Diversified Realty Corp.:
3,075	M	4.625%, 2010		2,780,938
350	M	5.5%, 2015		223,461
		HRPT Properties Trust:
350	M	6.25%, 2016		283,463
1,975	M	6.25%, 2017		1,592,911
1,775	M	ProLogis, 5.5%, 2012		1,635,068
				6,515,841
		Retail-General Merchandise-3.1%
2,900	M	GameStop Corp., 8%, 2012		2,936,250
2,800	M	HSN, Inc., 11.25%, 2016	(a)	2,593,500
1,825	M	Landry's Restaurants, Inc., 14%, 2011	(a)	1,742,875
3,000	M	Wendy's/Arby's Restaurants, Inc., 10%, 2016	(a)	2,883,750
3,350	M	Yankee Acquisition Corp., 8.5%, 2015		2,839,125
				12,995,500
		Services-3.2%
4,700	M	Ashtead Capital, Inc., 9%, 2016	(a)	4,006,750
1,700	M	Hertz Corp., 10.5%, 2016		1,521,500
		Iron Mountain, Inc.:
1,000	M	8.625%, 2013		1,002,500
1,000	M	6.625%, 2016		900,000
550	M	8%, 2020		514,250
2,850	M	Kar Holdings, Inc., 8.75%, 2014		2,458,125
2,863	M	United Rentals, Inc., 6.5%, 2012		2,791,425
				13,194,550
		Telecommunications-7.9%
5,500	M	Citizens Communications Co., 7.125%, 2019		4,716,250
		Cricket Communications Inc.:
875	M	9.375%, 2014		866,250
875	M	7.75%, 2016	(a)	846,562
700	M	Intelsat Corp., 9.25%, 2014	(a)	680,750
750	M	Intelsat Jackson Holdings, Ltd., 9.5%, 2016	(a)	757,500
2,825	M	Intelsat Subsidiary Holdings Co., Ltd., 8.5%, 2013		2,726,125
3,500	M	Metro PCS Wireless, Inc., 9.25%, 2014	(a)	3,482,500
8,000	M	Nextel Communications, Inc., 5.95%, 2014		6,340,000
5,200	M	Rogers Wireless, Inc., 6.375%, 2014		5,579,350
3,500	M	Qwest Communications International, Inc., 7.5%, 2014		3,211,250
3,500	M	Windstream Corp., 8.625%, 2016		3,368,750
				32,575,287
		Utilities-4.3%
250	M	AES Corp., 9.375%, 2010		253,750
2,600	M	Calpine Construction Finance Co., LP, 8%, 2016	(a)	2,502,500
875	M	CMS Energy Corp., 8.75%, 2019		889,633
5,250	M	Dynegy Holdings, Inc., 7.75%, 2019		4,114,687
2,225	M	Edison Mission Energy, 7.5%, 2013		2,002,500
2,600	M	Energy Future Holdings Corp., 10.875%, 2017		1,911,000
		NRG Energy, Inc.:
4,625	M	7.375%, 2017		4,370,625
1,950	M	8.5%, 2019		1,898,813
				17,943,508

			Waste Management-3.2%
			Allied Waste NA, Inc.:
1,800	M		7.875%, 2013			1,837,489
6,000	M		7.375%, 2014			6,126,102
5,250	M		6.875%, 2017			5,205,328
						13,168,919
Total Value of Corporate Bonds (cost $455,901,283)						393,958,055
			COMMON STOCKS-1.1%
			Automotive-.0%
37,387		*	Safelite Glass Corporation - Class "B"	(a)	(f)	23,180
2,523		*	Safelite Realty Corporation		(f)	25
						23,205
			Chemicals-.2%
182,350		*	Texas Petrochemicals Corporation		(f)	638,225
			Consumer Staples-.5%
60,249			Time Warner Cable, Inc.			1,908,086
			Media-Broadcasting-.1%
325,000			Sinclair Broadcasting Group, Inc.			630,500
			Telecommunications-.3%
175,000			Frontier Communications Corporation			1,249,500
8		*	Viatel Holding (Bermuda), Ltd.		(f)	-
18,224		*	World Access, Inc.			29
						1,249,529
Total Value of Common Stocks (cost $18,420,986)						4,449,545
			AUCTION RATE SECURITIES (g)-.8%
$ 2,300	M		New York State Thruway Auth. Svc. Contract Rev., .562%, 2021		(f)	2,051,876
1,725	M		Winter Park, FL Elec. Rev., .541%, 2034		(f)	1,328,526
Total Value of Auction Rate Securities (cost $4,025,000)						3,380,402
			WARRANTS-.0%
			Telecommunication Services
3,500		*	GT Group Telecom, Inc. (expiring 2/1/10) (cost $316,222)	(a)	(f)	-
			SHORT-TERM INVESTMENTS-3.3%
			Money Market Fund
$ 13,610	M		First Investors Cash Reserve Fund, .61% (cost $13,610,000) (h)			13,610,000
			REPURCHASE AGREEMENT (i)-.2%
1,096	M		Barclays Bank PLC, .01%, dated 6/30/09, to be repurchased
			at $1,096,000 on 7/1/09 (collateralized by U.S. Treasury Inflation
			Indexed Bonds, 2.5%, 1/15/29, valued at $1,175,866) (cost $1,096,000)			1,096,000
Total Value of Investments (cost $493,369,491)			100.3%			416,494,002
Excess of Liabilties Over Other Assets			(.3)			(1,331,333)
Net Assets		100.0%				$ 415,162,669

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2009, the
Fund held fifty-three 144A securities with an aggregate value of
$90,676,566 representing 21.8% of the Fund's net assets.

(b)	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).

(c)	Interest rates on adjustable rate bonds are determined and reset periodically. The interest rates shown are the rates in effect on June
30, 2009.

(d)	Loaned security; a portion or all of the security is on loan as of June 30, 2009.

(e)	In default as to principal and /or interest payment

(f)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30,
2009, the Fund held eight securities that were fair valued by the
Valuation Committee with an aggregate value of $4,044,582
representing 1.0% of the Fund's net assets.

(g)	The interest rates shown are the rates that were in effect on June 30,
2009. While interest rates on auction rate securities are normally determined and reset periodically by the issuer, the auctions on these securites have failed. Therefore, the rates are those that are stipulated under the auction procedures when there are no sufficient clearing bids on an auction date.

(h)	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at June 30,
2009.

(i)	Collateral for securities loaned.

At June 30, 2009, the cost of investments for federal income tax purposes was $493,369,492. Accumulated net unrealized depreciation on investments was $76,875,490, consisting of $6,275,260 gross unrealized appreciation and $83,150,750 gross unrealized
depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$393,955,305	$2,750	$393,958,055
Common Stocks		3,788,115	661,430	4,449,545
Auction Rate Securities	-	-	3,380,402	3,380,402
Warrants	-	-	-	-
Money Market Fund	13,610,000	-	-	13,610,000
Repurchase Agreements	-	1,096,000	-	1,096,000
Total Investments in Securities	$13,610,000	$398,839,420	$4,044,582	$416,494,002

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Corporate Bonds
Balance, October 31, 2008	$4,625
Net purchases (sales)	(82)
Change in unrealized appreciation (depreciation)	2,326,412
Realized gain (loss)	(2,328,205)
Transfer in and/or out of Level 3	-
Balance, June 30, 2009	$2,750

Investments in
Auction Rate Securities
Balance, October 31, 2008	$-
Net purchases (sales)	-
Change in unrealized appreciation (depreciation)	-
Realized gain (loss)	-
Transfer in and/or out of Level 3	3,380,402
Balance, June 30, 2009	$3,380,402

Investments in
Common Stocks
Balance, October 31, 2008	$3,356,574
Net purchases (sales)	-
Change in unrealized appreciation (depreciation)	(2,695,144)
Realized gain (loss)	-
Transfer in and/or out of Level 3	-
Balance, June 30, 2009	$661,430

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and ask prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

Security Lending - Fund For Income may loan securities to other investors through the Securities Lending Management Agreement ("the Agreement") with Credit Suisse. Under the terms of the Agreement, the Fund is required to maintain collateral with a market value not less than 101% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral may be invested in permissible instruments authorized by the Agreement. Interest earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. The Fund is subject to all of the investment risks associated with the securities that are being loaned and the investments made with the cash collateral. The Fund is also subject to the risks associated with a delay in recovering the loaned securities or an inability to recover the loaned securities in the event the collateral is not sufficient. The market value of securities on loan at June 30, 2009, was $1,082,834 (including $20,549 of accrued interest), for which the Fund received cash collateral of $1,096,000.

FASB Statement of Financial Accounting Standards Board No.157 (FAS 157), established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The aggregate value by input level, as of June 30, 2009, for each fund's investments is included at the end of each fund's schedule of investments.

U.S. Treasury's Temporary Guarantee Program for Money Market Funds - The Board approved the Cash Management Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program") through December 18, 2008, which has subsequently been extended twice through April 30, 2009 and September 18, 2009, respectively. The Program is designed to protect shareholders of the Cash Management Fund as of September 18, 2008, against the risk of loss in the event that the Cash Management Fund net asset value falls below $0.995. The fee paid to the U.S. Treasury to participate in the initial three-month stage of the Program, which expired on December 18, 2008, was 0.01% of the net asset value of the Cash Management Fund as of September 18, 2008. The fee paid to participate in each extension was 0.015% of the net assets value of the Cash Management Fund on September 18, 2008. The fees were borne by the Cash Management Fund without regard to any expenses limitation currently in effect for the Cash Management Fund. Additional information about the Program is available at www.ustreas.gov.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

(Registrant)

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 28, 2009